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AXA EQUITABLE LIFE INSURANCE COMPANY

SUPPLEMENT DATED DECEMBER 27, 2013 TO THE CURRENT PROSPECTUS FOR INVESTMENT EDGE

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This Supplement modifies certain information in the above-referenced current
Prospectus and Statement of Additional Information ("Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or Prospectus without charge upon request. Please contact the customer service center referenced in your Prospectus.

This Supplement updates "Appendix III: State policy availability and/or variations of certain features and benefits" by adding the following paragraph before the first bullet under "Limits on Contract Ownership" under ""Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico" -- this section replaces "Appendix II: Purchase considerations for QP contracts" in this Prospectus."

Please note the following change:

     . QP contracts are not available to defined benefit plans. Defined benefit plans must use Non-Qualified contracts to invest in Investment Edge. There is no qualified plan contract endorsement available for defined benefit plans with Investment Edge. The plan and trust, if properly qualified, contain the requisite provisions of the Internal Revenue Code to maintain their tax exempt status. A non-qualified contract cannot be converted to an IRA.



   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.
   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                   IM-41-13 (12/13)                  Catalog No. 151181 (12/13)
                   Investment Edge New Biz PR
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